Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2012
Commitments and Contingencies Disclosure [Abstract]:
Schedule of Non Cancelable Long-Term Time Charter Contracts [Table Text Block]
Year ending December 31,	Amount
2012	181,484
2013	411,155
2014	443,228
2015	430,579
2016	417,300
2017 and thereafter	971,555
2,855,301

Schedule of Remaining Balance Payable for Newbuild Vessels [Table Text Block]
Year ending December 31,	Amount
2012	238,365
2013	486,378
2014	19,016
743,759